Retirement-Related Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	$ 533	$ (25)	$ (394)
Total retirement-related benefits net periodic cost	2,389	1,832	1,382
Overfunded Plans
Funded status of plan
Benefit Obligations	6,956	13,175
Fair Value of Plan Assets	7,901	16,018
Funded Status	945	2,843
Underfunded Plans
Funded status of plan
Benefit Obligations	105,473	89,944
Fair Value of Plan Assets	84,338	70,712
Funded Status	(21,134)	(19,232)
U.S. Plan(s)
Retirement-related plans cost
Total retirement-related benefits net periodic cost	646	415	248
U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	62,092	59,358
Fair Value of Plan Assets	54,063	51,256
Funded Status	(8,029)	(8,102)
Non-U.S. Plans
Retirement-related plans cost
Total retirement-related benefits net periodic cost	1,743	1,418	1,134
Non-U.S. Plans | Overfunded Plans
Funded status of plan
Benefit Obligations	6,956	13,175
Fair Value of Plan Assets	7,901	16,018
Funded Status	945	2,843
Non-U.S. Plans | Underfunded Plans
Funded status of plan
Benefit Obligations	43,381	30,587
Fair Value of Plan Assets	30,276	19,456
Funded Status	(13,106)	(11,131)
Defined Benefit Pension Plans
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	515	(40)	(408)
Funded status of plan
Percentage of funded status (as a percent)	86.00%
Defined Benefit Pension Plans | U.S. Plan(s)
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	(507)	(759)	(935)
Funded status of plan
Benefit Obligations	56,810	54,085	51,293
Fair Value of Plan Assets	53,630	51,218	50,259
Funded Status	(3,180)	(2,866)
Defined Benefit Pension Plans | Non-U.S. Plans
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	1,040	734	541
Funded status of plan
Benefit Obligations	49,319	42,861	42,584
Fair Value of Plan Assets	38,058	35,362	35,722
Funded Status	(11,261)	(7,499)
Personal Pension Plan (PPP)
Period used in determining benefits	5 years
Personal Pension Plan (PPP) | U.S. Plan(s)
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	(526)	(774)	(949)
Qualified PPP (Qualified defined benefit pension plans)
Funded status of plan
Percentage of funded status (as a percent)	94.00%
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s)
Funded status of plan
Fair Value of Plan Assets	53,630	51,218
Percentage of funded status (as a percent)	98.00%
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	54,907	52,318
Fair Value of Plan Assets	53,630	51,218
Funded Status	(1,277)	(1,100)
Excess PPP (Nonqualified defined benefit pension plans) | U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	1,576	1,462
Funded Status	(1,576)	(1,462)
Retention Plan
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	18	15	14
Retention Plan | U.S. Plan(s)
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	18	15	14
Retention Plan | U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	327	305
Funded Status	(327)	(305)
Non-US Defined Benefit Pension Plans | Non-U.S. Plans
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	1,040	734	541
Qualified defined benefit pension plans | Non-U.S. Plans | Overfunded Plans
Funded status of plan
Benefit Obligations	6,944	13,169
Fair Value of Plan Assets	7,889	16,011
Funded Status	945	2,843
Qualified defined benefit pension plans | Non-U.S. Plans | Underfunded Plans
Funded status of plan
Benefit Obligations	35,956	24,659
Fair Value of Plan Assets	30,169	19,351
Funded Status	(5,788)	(5,308)
Nonqualified defined benefit pension plans | Non-U.S. Plans | Underfunded Plans
Funded status of plan
Benefit Obligations	6,418	5,033
Funded Status	(6,418)	(5,033)
Defined Contribution Plans
Retirement-related plans cost
Cost of defined contribution plans	1,506	1,513	1,430
Defined Contribution Plans | U.S. Plan(s)
Retirement-related plans cost
Cost of defined contribution plans	885	905	902
Defined Contribution Plans | Non-U.S. Plans
Retirement-related plans cost
Cost of defined contribution plans	621	608	527
IBM 401(k) Plus Plan
Defined Contribution Plans
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired prior to January 1, 2005 (as a percent)	6.00%	6.00%
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired after January 1, 2005 (as a percent)	5.00%	5.00%
Employer's automatic contribution as a percentage of eligible compensation, lowest level defined	1.00%	1.00%
Employer's automatic contribution as a percentage of eligible compensation, second level defined	2.00%	2.00%
Employer's automatic contribution as a percentage of eligible compensation, highest level defined	4.00%	4.00%
Service period after which employees receive automatic contributions	1 year	1 year
Retirement-related plans cost
Cost of defined contribution plans	1,478	1,483	1,409
IBM 401(k) Plus Plan | U.S. Plan(s)
Retirement-related plans cost
Cost of defined contribution plans	857	875	882
IBM Excess 401(k) Plus Plan
Defined Contribution Plans
Service period after which employees receive automatic contributions	1 year	1 year
Retirement-related plans cost
Cost of defined contribution plans	29	30	20
IBM Excess 401(k) Plus Plan | U.S. Plan(s)
Retirement-related plans cost
Cost of defined contribution plans	29	30	20
Other defined contribution plans | Non-U.S. Plans
Retirement-related plans cost
Cost of defined contribution plans	621	608	527
Nonpension Postretirement Plans
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	350	345	347
Nonpension Postretirement Plans | U.S. Plan(s)
Retirement-related plans cost
Minimum years of service remaining from retirement eligibility to participate in Future Health Account (FHA) benefits	5 years	5 years
Service period for retirement within which employees are covered under the entity's prior health benefits arrangements	5 years	5 years
Total net periodic pension (income)/cost of defined benefit plans	268	269	281
Funded status of plan
Benefit Obligations	5,282	5,273	5,123
Fair Value of Plan Assets	433	38	35
Funded Status	(4,849)	(5,235)
Nonpension Postretirement Plans | U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	5,282	5,273
Fair Value of Plan Assets	433	38
Funded Status	(4,849)	(5,235)
Nonpension Postretirement Plans | Non-U.S. Plans
Retirement-related plans cost
Total net periodic pension (income)/cost of defined benefit plans	82	76	66
Funded status of plan
Benefit Obligations	1,019	901	872
Fair Value of Plan Assets	119	112	120
Funded Status	(900)	(789)
Nonpension Postretirement Plans | Non-U.S. Plans | Overfunded Plans
Funded status of plan
Benefit Obligations	12	7
Fair Value of Plan Assets	12	7
Funded Status	0	0
Nonpension Postretirement Plans | Non-U.S. Plans | Underfunded Plans
Funded status of plan
Benefit Obligations	1,007	894
Fair Value of Plan Assets	107	105
Funded Status	$ (900)	$ (789)